MoA Small Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Russell 3000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MoA Small Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	11.29%	6.93%	5.94%
MoA Small Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.80%	4.73%	4.00%
MoA Small Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.81%	4.84%	4.17%